Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Contributions to ESOP	In addition, the subsidiaries made contributions to the ESOP as follows:

	Years ended December 31
	2022	2021

Number of shares issued	18,522	—

Fair value of stock contributed	$575	$—

Cash contributed	0	580

Total expense	$575	$580